INCOME TAXES (Details ) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Federal	$ 0	$ 0	$ 0
State	224	205	97
Total Current	224	205	97
Deferred tax expense (benefit)
Deferred tax expense, Federal	900	(2,406)	(601)
Deferred tax expense, State	(9,127)	(7,329)	(646)
Total deferred tax benefit	(8,227)	(9,735)	(1,247)
Valuation allowance	8,227	9,735	1,247
Income tax expense	$ 224	$ 205	$ 97